Other Assets (Details) - Jun. 30, 2016 € in Thousands, $ in Thousands	USD ($)	EUR (€)
IfrsOtherAssetsLineItems [Line Items]
Purchase of data repository of DNA | $	$ 268
Euro [Member]
IfrsOtherAssetsLineItems [Line Items]
Purchase of data repository of DNA | €		€ 258